Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade payables and accrued liabilities:
Directors’ remuneration	$ 19	$ 31
Director and senior management incentive plan	1,465
Total trade payables	1,484	31
Lease liabilities:
Companies controlled by directors	$ 1,357	$ 1,695